PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Property and equipment
Property and equipment, gross	¥ 5,678,676	¥ 4,239,158
Less: Accumulated depreciation	(857,006)	(613,658)
Property and equipment net excluding construction in progress	4,821,670	3,625,500
Construction in progress	1,547,160	697,391
Property and equipment, net	6,368,830	4,322,891
Buildings
Property and equipment
Property and equipment, gross	2,227,168	1,652,641
Data center equipment
Property and equipment
Property and equipment, gross	1,712,577	1,349,069
Leasehold improvement
Property and equipment
Property and equipment, gross	1,700,203	1,202,979
Furniture and office equipment
Property and equipment
Property and equipment, gross	35,331	31,270
Vehicles
Property and equipment
Property and equipment, gross	¥ 3,397	¥ 3,199